Annual Fund Operating Expenses	Apr. 24, 2026
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.39%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.24%
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027

[1]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.80%. The agreement may only be terminated at any time after April 30, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.80%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).